Accruals and other payables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accruals and other payables

26.	Accruals and other payables

	2025	2025	2024
	US$	HK$	HK$

Accruals	2,266,537	17,641,133	19,335,471
Other payables (Note a)	1,224,874	9,533,568	5,740,176

	3,491,411	27,174,701	25,075,647

Note a:	Other payables included HK$2,117,082 (2024: HK$2,290,851) related to customer loyalty programmes. The loyalty points give rise to a separate performance obligation because they provide a material right to the customer and a portion of the transaction price was allocated to the loyalty points awarded to customers.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023